Stockholder's equity (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Activity Related to Outstanding Warrants

The following summarizes activity related to the Company's outstanding warrants for the years ended March 31, 2025, 2024 and 2022:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
At March 31, 2022	—	—	—
Granted	1,472,174	$8.70	—
Exercised	(127,367)	$—	—
Cancelled	(349,500)	$4.00	—
At March 31, 2023	995,307	$6.12	5.5
Granted	1,519,529	$2.96	—
Exercised	(968,403)	$2.21	—
Cancelled	-	$—	—
At March 31, 2024	1,546,433	$3.05	4.5
Granted	77,622	$5.63	—
Exercised	(268,144)	$2.93	—
Cancelled	—	$—	—
At March 31, 2025	1,355,911	$3.21	3.6
Warrants exercisable as of March 31, 2025	1,355,911	$3.21	3.6

Disclosure of Fair Value of Warrants Issued Using Black Scholes Option Valuation Model	The fair value of agents’ warrants issued during the years ended March 31, 2025 and 2024 was estimated using the Black-Scholes option valuation model with the following assumptions:

	As of March 31, 2025	As of March 31, 2024
Expected volatility	198.71%	209.89%
Expected term	3 years	3 years
Risk-free interest rate	3.73%	4.73%
Dividend yield	—	—
Forfeiture rate	0.00%	0.00%

Summary of Calculation of Fair Value of Awards using Black-Scholes Option-Pricing Model Affected by Stock Price on Date of Grant as well as Assumptions

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock option awards. The calculation of the fair value of the awards using the Black-Scholes option-pricing model is affected by the Company’s stock price on the date of grant as well as assumptions regarding the following:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
Expected volatility	183.05% - 183.05%	212.26% - 260.62%	85.52% - 353.14%
Expected term	5 years	5 years	5 years
Risk-free interest rate	4.68% - 4.68%	3.66% - 4.61%	2.60% - 3.041%
Dividend yield	—	—	—
Forfeiture rate	0.00%	0.00%	0.00%

Summary of Status of Outstanding Stock Options and Changes

A summary of the status of the Company’s outstanding stock options as of March 31, 2025, 2024 and 2023 and changes during the periods ending on that date is as follows:

	Shares	Exercise Price	Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Term (Years)
Options
At March 31, 2022	—	—	—	—	—
Granted	123,200	$48.60	$33.60	—	10.0
Exercised	—	—	—	—	—
Expired	(2,000)	$50.00	$34.30	—	—
Forfeiture	—	—	—	—	—
At March 31, 2023	121,200	$20.33	$33.62	—	9.3
Granted	199,000	$5.73	$5.76	—	10.0
Exercised	—	—	—	—	—
Expired	(166)	$115.50	$114.10	—	—
Forfeiture	(77,834)	$6.59	$20.13	—	—
At March 31, 2024	242,200	$12.69	$15.01	—	8.8
Granted	213,000	$0.68	$0.67	—	10.0
Exercised	—	—	—	—	—
Expired	(8,433)	$6.14	$18.62	—	—
Forfeiture	(29,435)	$6.02	$17.66	—	—
At March 31, 2025	417,332	$7.15	$7.36	—	8.5
Exercisable at March 31, 2025	87,372	$15.47	$16.59	—	7.8